Revenues	3 Months Ended
Mar. 31, 2025
Revenue Recognition [Abstract]
Revenues
Note 4. Revenues
Disaggregation of Revenues
The following table presents the Company’s revenues disaggregated by geographical region (based on the Company's customers' locations) and revenue type for the three months ended, March 31, 2025 and 2024:

	Three Months Ended March 31,
	2025	2024
	(U.S. $ in thousands)
Americas*
Systems	$16,541	$17,993
Consumables	34,181	35,542
Service	30,706	33,273
Total Americas	81,428	86,808

EMEA
Systems	10,022	9,723
Consumables	19,060	21,170
Service	7,613	7,580
Total EMEA	36,695	38,473

Asia Pacific
Systems	4,609	5,169
Consumables	9,382	9,599
Service	3,932	4,001
Total Asia Pacific	17,923	18,769

Total Revenues	$136,046	$144,050
*Revenues in the United States for the three months ended, March 31, 2025 and 2024 amounted to $76.8 million and $81.7 million, respectively, and are included under the Americas region in the above table.
The following table presents the Company’s revenues disaggregated based on the timing of revenue recognition (at a specific point in time or over the course of time) for the three months ended, March 31, 2025 and 2024:

	Three Months Ended March 31,
	2025	2024
	(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$93,795	$99,196
Services	12,615	13,773
Total revenues recognized in point in time	106,410	112,969

Revenues recognized over time from:
Services	29,636	31,081
Total revenues recognized over time	29,636	31,081

Total Revenues	$136,046	$144,050
Contract Assets and Contract Liabilities
Contract assets are recorded when the Company's right to consideration is conditioned on constraints other than the passage of time. The Company had no material contract assets as of March 31, 2025 and December 31, 2024.
Contract liabilities include advance payments and billings in excess of revenue recognized, which are primarily related to advanced billings for service type warranty. Contract liabilities are presented under deferred revenue. The Company's deferred revenue as of March 31, 2025 and December 31, 2024 was as follows:

	March 31,	December 31,
	2025	2024
	U.S. $ in thousands
Deferred revenue *	$72,035	$65,404
*Includes $20.1 million and $19.1 million under long-term deferred revenue in the Company's consolidated balance sheets as of March 31, 2025 and December 31, 2024, respectively.
Revenue recognized in 2025 that was included in deferred revenue balance as of December 31, 2024 was $15.7 million for the three months ended, March 31, 2025.
Remaining Performance Obligations
Remaining Performance Obligations (“RPO“) represent contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. As of March 31, 2025, the total RPO amounted to $93.4 million. The Company expects to recognize $62.7 million of this RPO during the next 12 months, $14.7 million over the subsequent 12 months and the remaining $16.0 million thereafter.
Incremental Costs of Obtaining a Contract
Sales commissions earned mainly by the Company’s sales agents are considered incremental costs of obtaining a contract with a customer, as the Company expects the benefit of those commissions to be longer than one year. The majority of the sales commissions are not subject to capitalization, as the commission expense is recognized as the related revenue is recognized. Sales commissions for initial contracts related to the service type warranty are deferred and then amortized on a straight-line basis over the expected customer relationship period if the Company expects to recover those costs. Amortization expense is included in selling, general and administrative expenses in the consolidated statements of operations. As of March 31, 2025 and December 31, 2024, the deferred commissions amounted to $9.9 million and $10.3 million, respectively.